Summary of Redeemable Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2012 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Balance at December 31, 2011	935,978	$ 150,373
Net income	(45,961)
Other comprehensive income	(378)
Issuance of subsidiary shares	25,989
Accretion of redeemable noncontrolling interests	22,143
Share-based compensation	7,295
Balance at September 30, 2012	945,066	$ 150,373